WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 77.9%
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 4.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	500,000		$386,220	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,000,000		767,610	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	690,000		439,135	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		636,292	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	250,000		187,367	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,580,000		1,192,748	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		860,720	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	150,000		117,899
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	780,000		737,759	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		747,847	(a)

Total Diversified Telecommunication Services					6,073,597

Interactive Media & Services - 1.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,690,000		1,278,358	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		331,260	(a)

Total Interactive Media & Services					1,609,618

Media - 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000		1,110,627	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,480,000		1,895,861
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,500,000		1,077,187	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,010,000		873,019	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		250,296
DISH DBS Corp., Senior Notes	7.750%	7/1/26	440,000		338,155
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		312,223
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		787,920	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		570,500	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	103,426	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000		515,812	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	900,000		772,689	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,920,000		1,437,967	(a)

Total Media					10,045,682

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.6%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		$504,316	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,760,000		1,254,176	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	630,000		417,316	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		536,415	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000		626,892	(a)

Total Wireless Telecommunication Services					3,339,115

TOTAL COMMUNICATION SERVICES					21,068,012

CONSUMER DISCRETIONARY - 26.5%
Auto Components - 2.3%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000		509,376
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		842,190
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,565,025	(a)

Total Auto Components					2,916,591

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,610,000		2,606,618
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	500,000		431,435
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		336,576
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,800,000		1,417,312

Total Automobiles					4,791,941

Diversified Consumer Services - 3.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,390,000	EUR	1,086,410	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,840,000		1,458,769	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	960,000		811,790	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000		466,842	(a)

Total Diversified Consumer Services					3,823,811

Hotels, Restaurants & Leisure - 15.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		379,033	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000	EUR	863,890	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	790,000		555,192	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,100,000		724,113	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	560,000		448,974	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	477,719
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	640,000		428,442	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		$283,026
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,100,000		1,738,752
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	4.315%	7/16/35	853,000	GBP	752,966	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	980,000		597,310	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	870,000		677,882	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,190,000		1,002,070	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,340,000		1,021,482	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	160,000		133,534	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,030,000		761,608	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000		678,054	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		383,140	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,020,000	GBP	1,876,902	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	790,000	GBP	643,491	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		421,377
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		148,853
Sands China Ltd., Senior Notes	3.750%	8/8/31	730,000		524,860
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	186,210	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		207,469	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000		518,324	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		81,543	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	760,000	GBP	663,410	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	500,000		402,500	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	530,000		366,707	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	780,000		521,087	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	890,000		580,360	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		586,744	(a)

Total Hotels, Restaurants & Leisure					19,637,024

Household Durables - 0.1%
Victoria PLC, Senior Secured Notes	3.625%	8/24/26	160,000	EUR	115,302	(b)

Internet & Direct Marketing Retail - 1.3%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,360,000		1,715,036

Multiline Retail - 0.3%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	400,000	GBP	361,705	(b)

Specialty Retail - 0.6%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	190,000		109,982	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	119,347	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%)	5.517%	9/15/24	360,000	EUR	$335,466	(a)(c)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%)	5.517%	9/15/24	250,000	EUR	232,962	(b)(c)

Total Specialty Retail					797,757

TOTAL CONSUMER DISCRETIONARY					34,159,167

CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,140,000		990,472	(a)

Food & Staples Retailing - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	147,111	(a)

Food Products - 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	420,000		374,067	(a)

TOTAL CONSUMER STAPLES					1,511,650

ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	670,000		599,508	(a)

Oil, Gas & Consumable Fuels - 6.3%
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	220,000		202,331
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	130,000		95,387	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,120,000		971,936	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,090,000		898,208	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000		138,832	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000		227,176	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	270,000		242,734	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000		283,628
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,062,238	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000		1,023,568
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000		792,714
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000		570,990
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000		647,031

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	710,000	$610,347	(a)
YPF SA, Senior Notes	6.950%	7/21/27	645,000	378,528	(a)

Total Oil, Gas & Consumable Fuels				8,145,648

TOTAL ENERGY				8,745,156

FINANCIALS - 7.7%
Banks - 3.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	613,597	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	355,706	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	970,000	804,138	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,220,000	1,499,127	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000	547,736	(a)

Total Banks				3,820,304

Capital Markets - 3.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,074,124	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	242,825	(c)(d)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	430,000	239,291	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,200,000	1,683,147	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000	387,000	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	570,000	560,526	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	370,000	333,007	(a)(c)

Total Capital Markets				4,519,920

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,118,827		$1,597,977	(a)(e)

TOTAL FINANCIALS					9,938,201

HEALTH CARE - 5.1%
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		449,033	(a)

Pharmaceuticals - 4.8%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	280,000		194,544	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		463,254	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	318,351	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		197,736	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,570,000		4,577,677
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		399,763

Total Pharmaceuticals					6,151,325

TOTAL HEALTH CARE					6,600,358

INDUSTRIALS - 7.6%
Airlines - 3.0%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	450,000		368,541	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000		197,575	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000		428,395	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,045,411	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,270,000		1,884,032	(a)

Total Airlines					3,923,954

Building Products - 0.1%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	180,000	EUR	98,719	(a)

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000		521,954	(a)

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		$927,210
CoreCivic Inc., Senior Notes	4.750%	10/15/27	740,000		598,324

Total Commercial Services & Supplies					2,047,488

Electrical Equipment - 0.5%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000		678,497	(a)

Machinery - 0.7%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	128,136	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	841,921	(a)

Total Machinery					970,057

Trading Companies & Distributors - 1.7%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		649,637	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,920,000		1,511,242	(a)

Total Trading Companies & Distributors					2,160,879

TOTAL INDUSTRIALS					9,879,594

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		268,530	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	88,719	(a)

TOTAL INFORMATION TECHNOLOGY					357,249

MATERIALS - 3.8%
Chemicals - 1.0%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	98,349	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	690,000		575,433	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		575,031

Total Chemicals					1,248,813

Containers & Packaging - 2.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000		412,038	(a)(e)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000		547,551	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,000,000		627,865	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		638,768
Ball Corp., Senior Notes	3.125%	9/15/31	430,000		325,050

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000		$587,475	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		530,378

Total Containers & Packaging					3,669,125

TOTAL MATERIALS					4,917,938

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		382,975
Service Properties Trust, Senior Notes	4.500%	3/15/25	150,000		125,585
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,120,000		911,141
Service Properties Trust, Senior Notes	4.950%	10/1/29	780,000		535,688

Total Equity Real Estate Investment Trusts (REITs)					1,955,389

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	400,000		27,042	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		57,846	*(b)(f)
Samhallsbyggnadsbolaget i Norden AB, Junior Subordinated Notes (2.624% to 4/30/25 then EUR 5 year Swap Rate + 2.814%)	2.624%	1/30/25	1,000,000	EUR	437,347	(b)(c)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	200,000		13,991	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	900,000		63,603	*(b)(f)

Total Real Estate Management & Development					599,829

TOTAL REAL ESTATE					2,555,218

UTILITIES - 0.6%
Electric Utilities - 0.1%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	210,000		204,435	(a)

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000		600,078	(a)

TOTAL UTILITIES					804,513

TOTAL CORPORATE BONDS & NOTES (Cost - $126,060,651)					100,537,056

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 11.2%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	$316,352	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	461,373	(a)

Total Angola				777,725

Argentina - 1.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	37,358
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	523,917	105,822
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	2,309,180	420,604
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	2,028,278	636,372	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	200,000	152,600	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	250,185	(a)

Total Argentina				1,602,941

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	171,000	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	354,982	(a)

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	292,621	(a)

Dominican Republic - 1.3%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	414,958	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	324,255	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	113,334	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - (continued)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	390,000	$318,399	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	469,266	(a)

Total Dominican Republic				1,640,212

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	370,629	(a)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	800,000	265,282	(a)

Total Ecuador				635,911

Egypt - 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	174,806	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	211,171	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	471,066	(a)

Total Egypt				857,043

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000	211,410	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	730,000	276,385	(a)

Total Ghana				487,795

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	125,389	107,540	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	803,250	(a)

Total Ivory Coast				910,790

Jordan - 0.6%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	739,050	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	219,476	(a)

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.0%
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	$943,713
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,140,000	MXN	335,587

Total Mexico					1,279,300

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		188,873	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		129,276	(a)

Total Nigeria					318,149

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000		404,885	(a)

Russia - 0.9%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	186,763	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	88,573,000	RUB	485,533	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	98,650,000	RUB	540,772	*(f)

Total Russia					1,213,068

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		288,126	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		245,349

Turkey - 1.4%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,520,000		1,255,182
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000		576,103

Total Turkey					1,831,285

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000		42,175	*(a)(f)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000		115,132	*(a)(f)

Total Ukraine					157,307

TOTAL SOVEREIGN BONDS (Cost - $22,257,985)					14,427,015

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Obligations - 4.7%
U.S. Treasury Notes	2.875%	9/30/23	1,000,000		987,157
U.S. Treasury Notes	0.750%	12/31/23	1,000,000		957,461

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.750%	6/30/24	1,000,000	$957,617
U.S. Treasury Notes	3.500%	9/15/25	500,000	489,844
U.S. Treasury Notes	1.500%	1/31/27	1,250,000	1,120,801
U.S. Treasury Notes	1.875%	2/28/27	1,750,000	1,594,140

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,137,079)				6,107,020

CONVERTIBLE BONDS & NOTES - 1.8%
COMMUNICATION SERVICES - 1.2%
Media - 1.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	700,000	627,025
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	1,021,940

TOTAL COMMUNICATION SERVICES				1,648,965

INDUSTRIALS - 0.6%
Airlines - 0.6%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	880,000	753,720

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,844,913)				2,402,685

SENIOR LOANS - 0.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	8.115%	8/2/27	730,620	682,447	(c)(h)(i)

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan	—	4/13/28	500,000	355,002	(j)

TOTAL SENIOR LOANS (Cost - $1,084,539)				1,037,449

ASSET-BACKED SECURITIES - 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $592,731)	8.192%	10/15/31	600,000	501,585	(a)(c)

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
SPDR Bloomberg High Yield Bond ETF (Cost - $287,970)			3,000	263,550

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $6,358)	5/28/28	6,640	$830	*

		SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $613,437)		75,024,286	0	*(k)(l)(m)

TOTAL INVESTMENTS - 97.0% (Cost - $159,885,663)			125,277,190
Other Assets in Excess of Liabilities - 3.0%			3,821,610

TOTAL NET ASSETS - 100.0%			$129,098,800

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of September 30, 2022.

(g)	The maturity principal is currently in default as of September 30, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

At September 30, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	12/22	$3,398,598	$3,328,256	$70,342

At September 30, 2022, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,223	EUR	135,000	BNP Paribas SA	10/18/22	$4,753
USD	385,328	EUR	380,000	BNP Paribas SA	10/18/22	12,449
USD	2,368,578	EUR	2,336,500	BNP Paribas SA	10/18/22	75,864
EUR	150,000	USD	154,278	Citibank N.A.	10/18/22	(7,089)
USD	102,635	EUR	100,000	Citibank N.A.	10/18/22	4,509
USD	5,724,286	GBP	4,748,553	Goldman Sachs Group Inc.	10/18/22	420,227
USD	511,243	EUR	510,000	JPMorgan Chase & Co.	10/18/22	10,801
MXN	495,546	USD	23,659	Morgan Stanley & Co. Inc.	10/18/22	865

Total						$522,379

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the

15

Notes to Schedule of Investments (unaudited) (continued)

reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$100,537,056	—		$100,537,056
Sovereign Bonds	—	14,427,015	—		14,427,015
U.S. Government & Agency Obligations	—	6,107,020	—		6,107,020
Convertible Bonds & Notes	—	2,402,685	—		2,402,685
Senior Loans	—	1,037,449	—		1,037,449
Asset-Backed Securities	—	501,585	—		501,585
Investments in Underlying Funds	$263,550	—	—		263,550
Warrants	830	—	—		830
Common Stocks	—	—	$0	*	0	*

Total Investments	$264,380	$125,012,810	$0	*	$125,277,190

Other Financial Instruments:
Futures Contracts††	$70,342	—	—		$70,342
Forward Foreign Currency Contracts††	—	$529,468	—		529,468

Total Other Financial Instruments	$70,342	$529,468	—		$599,810

Total	$334,722	$125,542,278	$0	*	$125,877,000

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$7,089	—		$7,089

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,336,511	$37,615,825	37,615,825	$39,952,336	39,952,336	—	$11,622	—	—

18